                                                  OppenheimerFunds, Inc.
                                                Two World Financial Center
                                                    225 Liberty Street
                                                 New York, New York 10281

August 9, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

         Re:       Registration Statement on Form N-14 for Oppenheimer Capital Appreciation Fund; Proxy Materials for
                   Oppenheimer Emerging Technologies Fund

To the Securities and Exchange Commission:

         Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended
(the "1933 Act"), is Pre-effective Amendment No. 1 to the Registration Statement on Form N-14 (the "Registration
Statement") of Oppenheimer Capital Appreciation Fund (the "Registrant"), an open-end investment company.  The
Registration Statement will register shares of the Registrant to be issued in the reorganization of that open-end
investment company with Oppenheimer Emerging Technologies Fund, also an open-end investment company.   OppenheimerFunds,
Inc. serves as the investment adviser to both funds.

         As stated on the facing sheet of the Registration Statement, it is expected that the Registration Statement will become effective on August 13, 2007.  The solicitation of Emerging Technologies Fund shareholders is expected to commence shortly thereafter.

         The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

                           Taylor V. Edwards
                           Vice President & Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           225 Liberty Street New York, NY  10281
                           212.323.0310
                           tedwards@oppenheimerfunds.com

         Thank you for your assistance.

Sincerely,

/s/ Taylor V. Edwards
--------------------------------------
Taylor V. Edwards
Vice President and Assistant Counsel
Tel.: 212.323.0310
Fax: 212.323.4070

cc:      Mr. Vincent DiStefano, Securities and Exchange Commission
         Mayer, Brown, Rowe & Maw LLP
         KPMG LLP
         Deloitte & Touche LLP
         Gloria LaFond